Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Other borrowings	€ 23,998	€ 24,999
Other current loans and borrowings	7,333	4,665
Other non-current loans and borrowings	16,665	20,334
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	3,229	3,229
Other current loans and borrowings	0	0
Other non-current loans and borrowings	3,229
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	14,732	15,196
Other current loans and borrowings	6,321	3,619
Other non-current loans and borrowings	8,411	11,578
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	6,030	6,559
Other current loans and borrowings	1,005	1,032
Other non-current loans and borrowings	5,025	5,527
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	8	14
Other current loans and borrowings	8	14
Other non-current loans and borrowings	€ 0	€ 0